OTHER COMPREHENSIVE INCOME(LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME(LOSS) - Reconciliation (Details) - CAD ($) $ in Millions			1 Months Ended	12 Months Ended
	May 29, 2024	Oct. 04, 2023	Oct. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year				$ 38,360	$ 39,008
Other comprehensive income (loss) (Note 25)				(887)	1,828	$ (1,272)
Balance at end of year				36,899	38,360	39,008
Cash flow hedge gain reclassified within twelve months				9
Gain to be reclassified within twelve months				7
Columbia Gas and Columbia Gulf
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Equity interest percentage		40.00%	40.00%
Transportadora de Gas Natural de la Huasteca
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Equity interest percentage	13.01%	13.01%
Total
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year				233	49	955
Other comprehensive income (loss) before reclassifications				(406)	998	(437)
Amounts reclassified from AOCI				30	(52)	58
Other comprehensive income (loss) (Note 25)				(376)	946	(379)
Impact of non-controlling interest				348	(21)	(527)
Impact of spinoff of Liquids Pipelines business				542	(741)
Balance at end of year				747	233	49
Currency translation adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year				(402)	(317)	441
Other comprehensive income (loss) before reclassifications				(466)	692	(231)
Amounts reclassified from AOCI				0	(15)	0
Other comprehensive income (loss) (Note 25)				(466)	677	(231)
Impact of non-controlling interest				348	(21)	(527)
Impact of spinoff of Liquids Pipelines business				542	(741)
Balance at end of year				22	(402)	(317)
Cash flow hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year				(16)	(35)	(109)
Other comprehensive income (loss) before reclassifications				(22)	35	0
Amounts reclassified from AOCI				31	(16)	74
Other comprehensive income (loss) (Note 25)				9	19	74
Impact of non-controlling interest				0	0	0
Impact of spinoff of Liquids Pipelines business				0	0
Balance at end of year				(7)	(16)	(35)
Pension and Other Post-Retirement Benefit Plan Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year				22	(55)	(44)
Other comprehensive income (loss) before reclassifications				79	83	(11)
Amounts reclassified from AOCI				0	(6)	0
Other comprehensive income (loss) (Note 25)				79	77	(11)
Impact of non-controlling interest				0	0	0
Impact of spinoff of Liquids Pipelines business				0	0
Balance at end of year				101	22	(55)
Equity investments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year				629	456	667
Other comprehensive income (loss) before reclassifications				3	188	(195)
Amounts reclassified from AOCI				(1)	(15)	(16)
Other comprehensive income (loss) (Note 25)				2	173	(211)
Impact of non-controlling interest				0	0	0
Impact of spinoff of Liquids Pipelines business				0	0
Balance at end of year				631	629	456
Accumulated foreign currency adjustment attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive income (loss) before reclassifications				$ (511)	$ 903	$ (366)